Segment reporting - Additional information (Details) - segment	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2023
Segment reporting
Number of reportable segments	2	3	2	2